Stock Options: Schedule of Share-based Compensation, Activity (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Tables/Schedules
Schedule of Share-based Compensation, Activity

Exercise Price
	Option	Vested	per Common
	Shares	Shares	Stock Range
Balance, June 30, 2012	-	-	$-

Granted or vested during the year ended June 30, 2013	32,000	32,000	2.00

Exercised during the year ended June 30, 2013	-	-	-

Expired during the year ended June 30, 2013	-	-	-

Balance, June 30, 2013	32,000	32,000	2.00

Granted or vested during the nine months ended March 31, 2014	-	-	-

Exercised during the nine months ended March 31, 2014	-	-	-

Expired during the nine months ended March 31, 2014	-	-	-

Balance, March 31, 2014	32,000	32,000	$2.00

Exercise Price
	Option	Vested	per Common
	Shares	Shares	Stock Range
Balance, June 30, 2011	-	-	$-

Granted or vested during the year ended June 30, 2012	32,000	32,000	$2.00

Exercised during the year ended June 30, 2012	-	-	$-

Expired during the year ended June 30, 2012	-	-	$-

Balance, June 30, 2012	32,000	32,000	$2.00

Granted or vested during the year ended June 30, 2013	-	-	$-

Exercised during the year ended June 30, 2013	-	-	$-

Expired during the year ended June 30, 2013	-	-	$-

Balance, June 30, 2013	32,000	32,000	$2.00